share-based compensation - Restricted stock units (Details) - EquityInstruments	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Mar. 31, 2018
TELUS Corporation restricted stock units
share-based compensation
Outstanding	3,945,273	5,811,161
Restricted stock units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)		200.00%
Restricted stock units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)		0.00%
Restricted stock units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding	154,452	230,562
Restricted stock units with relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)		75.00%
Outstanding	463,357	691,686
Restricted stock units with only service conditions
share-based compensation
Outstanding	3,327,464	4,888,913
Restricted stock units without market performance conditions share-based compensation
Outstanding	3,481,916	5,119,475	5,063,888